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                        GROUP VARIABLE ANNUITY CONTRACTS
                            SEPARATE ACCOUNT ELEVEN
                                  CORNERSTONE
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042

   SUPPLEMENT DATED NOVEMBER 9, 2006 TO THE PROSPECTUS DATED OCTOBER 2, 2006

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              SUPPLEMENT DATED NOVEMBER 9, 2006 TO YOUR PROSPECTUS

FRANKLIN AGE HIGH INCOME FUND -- NAME CHANGE

The Board of Directors of the Franklin AGE High Income Fund recently approved changing the name of the fund to "Franklin High Income Fund."

Effective immediately, all references to the Franklin AGE High Income Fund in the prospectus are deleted and replaced with "Franklin High Income Fund".

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6052